Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of inventories [abstract]
Supplies	$ 693	$ 563
Raw materials	300	223
Work in process	595	529
Finished products	539	462
Inventories	2,127	1,777
Less long-term portion (Note 14)	(62)	(108)
Inventories, total	$ 2,065	$ 1,669	$ 1,673